Selected Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Selected Quarterly Financial Data [Abstract]
Operating revenues			$ 187,481	$ 214,565	$ 191,690	$ 164,024	$ 166,793	$ 191,083	$ 171,839	$ 157,576	$ 757,760	$ 687,291	$ 660,186	$ 609,897	$ 573,075
Operations and maintenance expense			72,179	71,268	63,571	64,825	66,502	66,502	63,360	60,379	271,843	256,743	250,989
Operating income			72,111	100,535	87,032	61,839	63,659	86,702	71,222	59,216	321,517	280,799	257,334
Income from continuing operations			65,134	50,284	41,780	26,889	31,506	44,861	35,719	29,597	184,087	141,683	116,379	98,440	95,729
Income (Loss) income from discontinued operations			1,421	375	(335)	11,015	2,499	(3,738)	1,871	754	12,476	1,386	7,596	5,913	2,189
Net income attributable to common shareholders			$ 66,555	$ 50,659	$ 41,445	$ 37,904	$ 34,005	$ 41,123	$ 37,590	$ 30,351	$ 196,563	$ 143,069	$ 123,975	$ 104,353	$ 97,918
Basic income from continuing operations per common share			$ 0.47	$ 0.36	$ 0.30	$ 0.19	$ 0.23	$ 0.32	$ 0.26	$ 0.21	$ 1.32	$ 1.03	$ 0.85	$ 0.72	$ 0.71
Diluted income from continuing operations per common share			$ 0.46	$ 0.36	$ 0.30	$ 0.19	$ 0.23	$ 0.32	$ 0.26	$ 0.21	$ 1.32	$ 1.02	$ 0.85	$ 0.72	$ 0.71
Basic (loss) income from discontinuing operations per common share			$ 0.01	$ 0.00	$ 0.00	$ 0.08	$ 0.02	$ (0.03)	$ 0.01	$ 0.01	$ 0.09	$ 0.01	$ 0.06	$ 0.04	$ 0.02
Diluted (loss) income from discontinuing operations per common share			$ 0.01	$ 0.00	$ 0.00	$ 0.08	$ 0.02	$ (0.03)	$ 0.01	$ 0.01	$ 0.09	$ 0.01	$ 0.06	$ 0.04	$ 0.02
Basic net income per common share			$ 0.48	$ 0.36	$ 0.30	$ 0.27	$ 0.25	$ 0.30	$ 0.27	$ 0.22	$ 1.41	$ 1.04	$ 0.91	$ 0.77	$ 0.73
Diluted net income per common share			$ 0.47	$ 0.36	$ 0.30	$ 0.27	$ 0.24	$ 0.30	$ 0.27	$ 0.22	$ 1.40	$ 1.03	$ 0.90	$ 0.77	$ 0.73
Dividend paid per common share	$ 0.175	$ 0.165	$ 0.175	$ 0.165	$ 0.165	$ 0.165	$ 0.165	$ 0.155	$ 0.155	$ 0.155	$ 0.670	$ 0.630	$ 0.59	$ 0.55	$ 0.51
Dividend declared per common share				$ 0.340	$ 0.165	$ 0.165		$ 0.320	$ 0.155	$ 0.155	$ 0.670	$ 0.630	$ 0.59
high			$ 25.94	$ 26.93	$ 25.17	$ 22.75	$ 22.52	$ 22.74	$ 23.28	$ 23.79	$ 26.93	$ 23.79
low			$ 24.15	$ 24.06	$ 21.52	$ 21.06	$ 20.16	$ 19.28	$ 21.03	$ 21.56	$ 21.06	$ 19.28